LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2023
LEASE OBLIGATIONS
Schedule of Maturities of finance leases liabilities

December 31,
2023
2024	214
2025	170
2026	134
2027	86
2028	52
2029 and thereafter	2
Total undiscounted minimum lease payments	659
Less: amount representing interest	(33)
Present value of minimum lease payments	627
Less: current portion	(195)
Long-term portion	433

December 31,
2022
2023	234
2024	149
2025	102
2026	63
2027	12
2028 and thereafter	6
Total undiscounted minimum lease payments	566
Less: amount representing interest	(17)
Present value of minimum lease payments	548
Less: current portion	(224)
Long-term portion	324

Schedule of Maturities of operating leases liabilities

December 31,
2023
2024	898
2025	485
2026	240
2027	157
2028	—
2029 and thereafter	—
Total undiscounted minimum lease payments	1,780
Less: current portion	(898)
Long-term portion	882

December 31,
2022
2023	901
2024	636
2025	238
2026	24
2027	—
2028 and thereafter	—
Total undiscounted minimum lease payments	1,799
Less: current portion	(901)
Long-term portion	899